Cash and Cash Equivalents - Summary of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Treasury bills and other eligible bills	€ 23		€ 43
Deposits from banks/Loans and advances to banks	1,122	€ 478	786
Cash and balances with central banks	106,520	111,087	53,202
Cash and cash equivalents at end of year	107,665	111,566	54,031	€ 47,529
Treasury bills and other eligible bills included in cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC	23		43
Total treasury bills and other eligible bills included in cash and cash equivalents	23		43
Deposits from banks/Loans and advances to banks included in cash and cash equivalents:
Deposits from banks	(7,059)	(8,788)	(8,519)
Loans and advances to banks	8,181	9,266	9,304
Total deposits from banks/Loans and advances to banks included in cash and cash equivalents	1,122	478	786
Deposits from banks/Loans and advances to banks not included in cash and cash equivalents:
Deposits from banks	(78,033)	(69,310)	(26,307)
Loans and advances to banks	15,411	16,098	25,832
Total deposits from banks/Loans and advances to banks not not included in cash and cash equivalents	(62,621)	(53,212)	(476)
Deposits from banks/Loans and advances to banks included in the statement of financial position:
Deposits from banks	(85,092)	(78,098)	(34,826)
Loans and advances to banks	23,592	25,364	35,136
Total deposits from banks/Loans and advances to banks included in the statement of financial position	€ (61,500)	€ (52,733)	€ 310